Cover	Aug. 26, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42816
Entity Registrant Name	M3-BRIGADE ACQUISITION VI CORP.
Entity Central Index Key	0002073928
Entity Tax Identification Number	98-1863762
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1700 Broadway
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	202-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	MBVIU
Security Exchange Name	NASDAQ
Class A ordinary share, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	MBVI
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	MBVIW
Security Exchange Name	NASDAQ